Risk/Return Summary - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - Fidelity Advisor Limited Term Bond Fund	Oct. 29, 2022
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity Advisor® Limited Term Bond Fund Class A, Class M, Class C, Class I, and Class Z October 29, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses